Schedules of investments
06/30/20 (UNAUDITED)

Ariel Fund
Number of shares	Common stocks—98.56%	Value
	Consumer discretionary & services—34.62%
3,087,765	ViacomCBS, Inc.	$72,006,680
6,568,089	Mattel, Inc.(a)	63,513,421
1,842,499	Adtalem Global Education, Inc.(a)	57,393,844
563,604	Mohawk Industries, Inc.(a)	57,352,343
3,173,966	Interpublic Group of Cos., Inc.	54,465,257
4,408,277	TEGNA, Inc.	49,108,206
2,994,735	Nielsen Holdings plc	44,501,762
4,343,384	MSG Networks, Inc.(a)(b)	43,216,671
2,649,456	Meredith Corp.(b)	38,549,585
446,400	Madison Square Garden Entertainment Corp.(a)	33,480,000
130,969	Vail Resorts, Inc.	23,856,003
402,940	Royal Caribbean Cruises Ltd.	20,267,882
		557,711,654
	Consumer staples—2.71%
413,245	J.M. Smucker Co.	43,725,453
	Energy—1.01%
799,410	Core Laboratories N.V.	16,244,011
	Financial services—26.25%
2,624,339	KKR & Co., Inc.	81,039,588
2,178,303	Lazard Ltd., Class A	62,364,815
732,600	Northern Trust Corp.	58,124,484
1,195,953	CBRE Group, Inc., Class A(a)	54,080,995
500,299	JLL	51,760,934
974,888	First American Financial Corp.	46,814,122
593,300	Affiliated Managers Group, Inc.	44,236,448
1,159,249	Janus Henderson Group plc	24,529,709
		422,951,095
	Health care—10.21%
2,559,915	Envista Holdings Corp.(a)	53,988,607
312,500	Laboratory Corp. of America Holdings(a)	51,909,375
186,506	Charles River Laboratories Intl, Inc.(a)	32,517,321
57,581	Bio-Rad Laboratories, Inc.(a)	25,997,246
		164,412,549
	Materials & processing—6.14%
978,400	Masco Corp.	49,125,464
355,797	Simpson Manufacturing Co., Inc.	30,015,035
5,477,884	U.S. Silica Holdings, Inc.(b)	19,775,161
		98,915,660
	Producer durables—16.66%
253,800	Zebra Technologies Corp.(a)	64,960,110
1,123,000	Stericycle, Inc.(a)	62,865,540
365,463	Snap-on, Inc.	50,620,280
1,635,641	Kennametal, Inc.	46,959,253
425,785	Keysight Technologies, Inc.(a)	42,910,612
		268,315,795
	Technology—0.96%
1,012,665	Knowles Corp.(a)	15,453,268
	Total common stocks (Cost $1,275,128,288)	1,587,729,485
See Notes to Schedules of Investments.

800.292.7435    1

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel Fund (continued)

Number of shares	Short-term investments—1.49%	Value
23,928,655	Northern Institutional Treasury Portfolio, 0.10%(c)	$23,928,655
	Total short-term investments (Cost $23,928,655)	23,928,655
	Total Investments—100.05% (Cost $1,299,056,943)	1,611,658,140
	Other Assets less Liabilities—(0.05)%	(771,236)
	Net Assets—100.00%	$1,610,886,904
Ariel Appreciation Fund
Number of shares	Common stocks—98.83%	Value
	Consumer discretionary & services—25.77%
1,086,900	BorgWarner, Inc.	$38,367,570
3,829,300	Mattel, Inc.(a)	37,029,331
2,069,930	Interpublic Group of Cos., Inc.	35,519,999
1,210,398	ViacomCBS, Inc.	28,226,481
241,500	CarMax, Inc.(a)	21,626,325
1,265,624	Nielsen Holdings plc	18,807,173
1,745,437	MSG Networks, Inc.(a)	17,367,098
285,100	Omnicom Group, Inc.	15,566,460
77,600	Vail Resorts, Inc.	14,134,840
124,388	Madison Square Garden Entertainment Corp.(a)	9,329,100
326,900	Carnival Corp.	5,367,698
315,600	Nordstrom, Inc.	4,888,644
		246,230,719
	Consumer staples—5.94%
297,275	J.M. Smucker Co.	31,454,668
394,900	Walgreens Boots Alliance, Inc.	16,739,811
250,200	Molson Coors Brewing Co.	8,596,872
		56,791,351
	Energy—1.34%
1,043,300	National Oilwell Varco	12,780,425
	Financial services—32.76%
552,400	Northern Trust Corp.	43,827,416
464,300	Progressive Corp.	37,195,073
1,159,420	Lazard Ltd., Class A	33,194,194
585,189	BOK Financial Corp.	33,028,067
797,900	Aflac, Inc.	28,748,337
596,300	First American Financial Corp.	28,634,326
740,268	KKR & Co., Inc.	22,859,476
567,700	The Charles Schwab Corp.	19,154,198
94,054	Willis Towers Watson plc	18,523,935
313,489	Houlihan Lokey, Inc.	17,442,528
78,200	Goldman Sachs Group, Inc.	15,453,884
330,450	CBRE Group, Inc., Class A(a)	14,942,949
		313,004,383
See Notes to Schedules of Investments.

2    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel Appreciation Fund (continued)

Number of shares	Common stocks—98.83%	Value
	Health care—12.48%
197,900	Laboratory Corp. of America Holdings(a)	$32,873,169
236,400	Zimmer Biomet Holdings, Inc.	28,216,704
1,105,022	Envista Holdings Corp.(a)	23,304,914
399,215	Cardinal Health, Inc.	20,835,031
80,680	Charles River Laboratories Intl, Inc.(a)	14,066,558
		119,296,376
	Producer durables—18.51%
314,299	Stanley Black & Decker, Inc.	43,806,995
1,311,200	Kennametal, Inc.	37,644,552
565,700	Stericycle, Inc.(a)	31,667,886
232,215	Keysight Technologies, Inc.(a)	23,402,628
166,200	Snap-on, Inc.	23,020,362
101,600	Littelfuse, Inc.	17,336,008
		176,878,431
	Technology—2.03%
1,271,500	Knowles Corp.(a)	19,403,090
	Total common stocks (Cost $740,829,602)	944,384,775
Number of shares	Short-term investments—1.16%	Value
11,045,507	Northern Institutional Treasury Portfolio, 0.10%(c)	$11,045,507
	Total short-term investments (Cost $11,045,507)	11,045,507
	Total Investments—99.99% (Cost $751,875,109)	955,430,282
	Other Assets less Liabilities—0.01%	113,125
	Net Assets—100.00%	$955,543,407
Ariel Focus Fund
Number of shares	Common stocks—98.69%	Value
	Consumer discretionary & services—20.99%
93,772	ViacomCBS, Inc.	$2,186,763
58,200	BorgWarner, Inc.	2,054,460
116,500	Nielsen Holdings plc	1,731,190
20,200	Madison Square Garden Entertainment Corp.(a)	1,515,000
10,700	Mohawk Industries, Inc.(a)	1,088,832
33,800	Adtalem Global Education, Inc.(a)	1,052,870
		9,629,115
	Consumer staples—2.61%
11,300	J.M. Smucker Co.	1,195,653
	Energy—5.61%
87,700	Apache Corp.	1,183,950
20,100	Exxon Mobil Corp.	898,872
39,900	National Oilwell Varco	488,775
		2,571,597
	Financial services—30.24%
11,500	Goldman Sachs Group, Inc.	2,272,630
101,100	Western Union Co.	2,185,782
70,900	Lazard Ltd., Class A	2,029,867
See Notes to Schedules of Investments.

800.292.7435    3

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel Focus Fund (continued)

Number of shares	Common stocks—98.69%	Value
	Financial services—30.24% (continued)
64,900	KKR & Co., Inc.	$2,004,112
19,300	Progressive Corp.	1,546,123
23,800	BOK Financial Corp.	1,343,272
24,300	First American Financial Corp.	1,166,886
28,100	Bank of New York Mellon Corp.	1,086,065
3,000	Northern Trust Corp.	238,020
		13,872,757
	Health care—15.11%
18,900	Zimmer Biomet Holdings, Inc.	2,255,904
11,950	Johnson & Johnson	1,680,528
9,600	Laboratory Corp. of America Holdings(a)	1,594,656
84,500	Hanger, Inc.(a)	1,399,320
		6,930,408
	Materials & processing—2.94%
108,000	Mosaic Co.	1,351,080
	Producer durables—15.81%
18,100	Snap-on, Inc.	2,507,031
4,781	Lockheed Martin Corp.	1,744,683
5,850	Zebra Technologies Corp.(a)	1,497,308
8,100	Stanley Black & Decker, Inc.	1,128,978
67,200	Team, Inc.(a)	374,304
		7,252,304
	Technology—5.38%
44,700	Oracle Corp.	2,470,569
	Total common stocks (Cost $44,731,304)	45,273,483
Number of shares	Short-term investments—1.36%	Value
624,982	Northern Institutional Treasury Portfolio, 0.10%(c)	$624,982
	Total short-term investments (Cost $624,982)	624,982
	Total Investments—100.05% (Cost $45,356,286)	45,898,465
	Other Assets less Liabilities—(0.05)%	(22,901)
	Net Assets—100.00%	$45,875,564
Ariel International Fund
Number of shares	Common stocks—93.62%	Value
	Belgium—0.31%
30,307	KBC Group NV	$1,738,589
	Canada—0.40%
64,729	IGM Financial, Inc.	1,572,930
45,776	Element Fleet Management Corp.	341,567
1,071	Fairfax Financial Holdings Ltd.	330,885
		2,245,382
See Notes to Schedules of Investments.

4    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—93.62%	Value
	China—8.54%
4,812,500	China Mobile Ltd.	$32,474,518
132,727	Baidu, Inc. ADR(a)	15,912,640
		48,387,158
	Denmark—0.78%
67,903	Novo Nordisk A/S	4,396,162
	Finland—2.96%
2,602,402	Nokia Corp. ADR	11,450,569
1,105,610	Nokia Corp.	4,830,112
22,927	Nokian Renkaat Corp.	503,321
		16,784,002
	France—5.38%
221,968	Michelin (CGDE)	23,027,847
30,261	Safran SA(a)	3,033,323
86,588	Vivendi SA	2,221,912
23,009	Thales SA	1,858,142
6,834	Societe BIC SA	347,046
		30,488,270
	Germany—13.15%
300,205	Deutsche Boerse AG	54,318,999
5,387,882	Telefonica Deutschland Holding	15,901,982
183,558	Rocket Internet SE(a)	3,936,881
3,930	Fresenius Medical Care AG & Co. KGaA(a)	336,892
		74,494,754
	Hong Kong—0.73%
424,000	CLP Holdings Ltd.	4,157,667
	Italy—3.68%
3,996,415	Snam SpA	19,459,541
243,552	Italgas SpA	1,414,671
		20,874,212
	Japan—25.54%
106,600	Nintendo Co., Ltd.	47,398,620
1,027,800	Nippon Telegraph & Telephone Corp.	23,944,718
828,900	Subaru Corp.	17,207,496
766,400	Japan Tobacco, Inc.	14,206,526
414,400	Bridgestone Corp.	13,313,763
486,100	NTT DOCOMO, Inc.	12,974,672
76,000	Secom Co., Ltd.	6,632,535
54,700	Daito Trust Construction Co., Ltd.	5,019,887
68,900	Ono Pharmaceutical Co., Ltd.	2,001,753
38,100	Sankyo Co., Ltd.	919,552
22,300	KDDI Corp.	667,916
12,900	Calbee, Inc.	356,385
		144,643,823
	Luxembourg—0.22%
39,149	RTL Group(a)	1,253,541
	Netherlands—4.84%
1,005,190	Koninklijke Ahold Delhaize N.V.	27,397,571
See Notes to Schedules of Investments.

800.292.7435    5

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel International Fund (continued)

Number of shares	Common stocks—93.62%	Value
	Peru—0.02%
758	Credicorp Ltd.	$101,322
	Portugal—0.06%
18,112	Jeronimo Martins SGPS SA	317,137
	Singapore—0.14%
133,200	Singapore Exchange Ltd.	797,135
	Spain—4.30%
735,083	Endesa SA	18,111,237
412,378	Tecnicas Reunidas SA(a)	6,254,641
		24,365,878
	Switzerland—10.10%
132,473	Roche Holding AG	45,910,084
19,007	Swisscom AG	9,948,357
5,834	Novartis AG ADR	509,542
3,362	Nestle SA	371,667
1,910	Kuehne & Nagel Intl, AG(a)	317,309
1,943	Novartis AG	169,024
		57,225,983
	United Kingdom—6.95%
1,623,164	GlaxoSmithKline plc	32,916,325
1,941,617	Vodafone Group plc	3,100,188
224,237	National Grid plc	2,748,513
3,628	Reckitt Benckiser Group plc	334,102
20,776	Close Brothers Group plc	284,466
		39,383,594
	United States—5.52%
405,475	Philip Morris Intl, Inc.	28,407,578
26,382	Check Point Software Technologies Ltd.(a)	2,834,218
		31,241,796
	Total common stocks (Cost $491,051,908)	530,293,976
	Total Investments—93.62% (Cost $491,051,908)	530,293,976
	Cash, Foreign Currency, Other Assets less Liabilities—6.38%	36,127,816
	Net Assets—100.00%	$566,421,792
See Notes to Schedules of Investments.

6    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel International Fund (continued)

Open foreign currency contracts as of June 30, 2020
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
08/13/2020	UBS AG	NOK	11,307,848	EUR	1,021,694	$25,989
08/13/2020	UBS AG	SEK	23,567,000	EUR	2,217,036	37,213
08/13/2020	UBS AG	USD	11,153,164	JPY	1,203,442,634	1,233
08/13/2020	UBS AG	AUD	49,917,604	USD	32,266,240	2,189,321
08/13/2020	UBS AG	CAD	2,667,580	USD	1,964,274	863
08/13/2020	UBS AG	GBP	33,227,621	USD	40,869,309	314,625
08/13/2020	UBS AG	NOK	30,957,234	USD	3,019,205	197,599
08/13/2020	UBS AG	SEK	114,028,141	USD	11,586,224	657,751
Subtotal UBS AG						3,424,594
08/13/2020	Northern Trust	SEK	23,939,998	USD	2,434,114	136,486
08/13/2020	Northern Trust	SGD	7,935,469	USD	5,599,518	95,301
Subtotal Northern Trust						231,787
08/13/2020	JPMorgan Chase	AUD	2,067,929	CHF	1,301,000	52,371
08/13/2020	JPMorgan Chase	AUD	6,075,834	EUR	3,629,600	111,896
08/13/2020	JPMorgan Chase	JPY	354,790,192	EUR	2,864,273	66,497
Subtotal JPMorgan Chase						230,764
Subtotal - Open forward currency contracts with unrealized appreciation						$3,887,145
Open forward currency contracts with unrealized depreciation
08/13/2020	UBS AG	EUR	3,629,600	AUD	5,914,491	$(529)
08/13/2020	UBS AG	USD	25,442,371	CNH	181,425,731	(154,682)
08/13/2020	UBS AG	USD	2,434,114	SEK	22,692,313	(2,514)
08/13/2020	UBS AG	CNH	19,840,160	USD	2,800,218	(1,003)
Subtotal UBS AG						(158,728)
08/13/2020	Northern Trust	USD	7,076,724	CNH	50,460,746	(42,698)
Subtotal Northern Trust						(42,698)
08/13/2020	JPMorgan Chase	USD	3,645,288	CAD	5,110,803	(119,709)
08/13/2020	JPMorgan Chase	JPY	997,783,141	CNH	66,915,731	(194,881)
08/13/2020	JPMorgan Chase	JPY	774,769,276	EUR	6,742,348	(403,068)
Subtotal JPMorgan Chase						(717,658)
Subtotal - Open forward currency contracts with unrealized depreciation						$(919,084)
Net unrealized appreciation (depreciation) on forward currency contracts						$2,968,061
See Notes to Schedules of Investments.

800.292.7435    7

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel Global Fund
Number of shares	Common stocks—89.68%	Value
	Brazil—0.21%
43,173	BB Seguridade Participacoes SA	$216,496
	Canada—0.24%
10,003	IGM Financial, Inc.	243,075
	China—11.00%
48,448	Baidu, Inc. ADR(a)	5,808,431
801,000	China Mobile Ltd.	5,405,109
1,475	China Mobile Ltd. ADR	49,619
		11,263,159
	Denmark—0.26%
4,059	Novo Nordisk A/S	262,787
	Finland—2.17%
280,515	Nokia Corp. ADR	1,234,266
225,709	Nokia Corp.	986,062
		2,220,328
	France—3.54%
29,492	Michelin (CGDE)	3,059,618
11,179	Vivendi SA	286,861
2,712	Safran SA(a)	271,847
		3,618,326
	Germany—4.60%
22,548	Deutsche Boerse AG	4,079,828
213,244	Telefonica Deutschland Holding	629,376
		4,709,204
	Hong Kong—0.18%
19,000	CLP Holdings Ltd.	186,311
	Italy—1.08%
226,181	Snam SpA	1,101,332
	Japan—11.63%
8,950	Nintendo Co., Ltd.	3,979,528
97,600	Nippon Telegraph & Telephone Corp.	2,273,793
88,100	Subaru Corp.	1,828,906
65,600	Japan Tobacco, Inc.	1,216,007
36,700	Bridgestone Corp.	1,179,090
37,800	NTT DOCOMO, Inc.	1,008,934
2,800	Secom Co., Ltd.	244,357
1,900	Daito Trust Construction Co., Ltd.	174,365
		11,904,980
	Mexico—0.26%
111,675	Wal-Mart de Mexico SAB de CV	267,958
	Netherlands—0.50%
18,772	Koninklijke Ahold Delhaize N.V.	511,652
	Peru—0.20%
1,533	Credicorp Ltd.	204,916
See Notes to Schedules of Investments.

8    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel Global Fund (continued)

Number of shares	Common stocks—89.68%	Value
	South Africa—0.10%
30,655	Sanlam Ltd.	$104,124
	South Korea—1.23%
19,356	KT&G Corp.	1,258,377
	Spain—1.64%
68,022	Endesa SA	1,675,950
	Switzerland—7.79%
23,013	Roche Holding AG	7,975,427
	Taiwan—0.19%
26,000	Catcher Technology Co., Ltd.	195,631
	Thailand—0.62%
210,600	Kasikornbank PCL	635,395
	United Kingdom—6.31%
278,964	GlaxoSmithKline plc	5,657,142
31,640	Vodafone Group plc ADR	504,342
20,327	National Grid plc	249,152
27,721	Vodafone Group plc	44,262
		6,454,898
	United States—35.93%
49,390	Microsoft Corp.	10,051,359
73,215	Philip Morris Intl, Inc.	5,129,443
54,587	Gilead Sciences, Inc.	4,199,924
21,379	Berkshire Hathaway, Inc., Class B(a)	3,816,365
25,780	Johnson & Johnson	3,625,441
38,927	Verizon Communications, Inc.	2,146,045
29,182	Amdocs Ltd.	1,776,600
32,011	Foot Locker, Inc.	933,441
51,818	Tapestry, Inc.	688,143
8,890	Bristol-Myers Squibb Co.	522,732
11,769	NetApp, Inc.	522,191
15,969	Equity Commonwealth	514,202
7,442	Acacia Communications, Inc.(a)	500,028
9,558	EOG Resources, Inc.	484,208
8,337	Interactive Brokers Group, Inc.	348,236
8,902	U.S. Bancorp	327,772
67,671	Acacia Research Corp.(a)	276,774
2,369	Check Point Software Technologies Ltd.(a)	254,502
2,104	Intercontinental Exchange, Inc.	192,726
3,617	Discover Financial Services	181,176
2,542	Cisco Systems, Inc.	118,559
1,221	QUALCOMM, Inc.	111,367
948	InterDigital, Inc.	53,685
		36,774,919
	Total common stocks (Cost $76,425,034)	91,785,245
See Notes to Schedules of Investments.

800.292.7435    9

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel Global Fund (continued)

Number of shares	Short-term investments—8.11%	Value
8,298,333	Northern Institutional Treasury Portfolio, 0.10%(c)	$8,298,333
	Total short-term investments (Cost $8,298,333)	8,298,333
	Total Investments—97.79% (Cost $84,723,367)	100,083,578
	Cash, Foreign Currency, Other Assets less Liabilities—2.21%	2,262,092
	Net Assets—100.00%	$102,345,670
Open foreign currency contracts as of June 30, 2020
Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Open forward currency contracts with unrealized appreciation
08/13/2020	UBS AG	NOK	2,053,985	EUR	185,583	$4,721
08/13/2020	UBS AG	SEK	3,495,056	EUR	328,793	5,519
08/13/2020	UBS AG	CAD	532,994	USD	380,597	12,046
Subtotal UBS AG						22,286
08/13/2020	Northern Trust	SEK	2,234,871	GBP	185,007	10,666
08/13/2020	Northern Trust	SGD	772,869	USD	545,361	9,282
Subtotal Northern Trust						19,948
08/13/2020	JPMorgan Chase	AUD	545,196	CHF	343,000	13,807
08/13/2020	JPMorgan Chase	CAD	586,264	CHF	407,753	936
08/13/2020	JPMorgan Chase	AUD	1,747,196	EUR	1,043,745	32,177
08/13/2020	JPMorgan Chase	USD	764,223	EUR	673,505	6,782
08/13/2020	JPMorgan Chase	USD	1,101,165	JPY	117,119,139	15,858
08/13/2020	JPMorgan Chase	USD	408,038	JPY	43,441,045	5,484
Subtotal JPMorgan Chase						75,044
Subtotal - Open forward currency contracts with unrealized appreciation						$117,278
Open forward currency contracts with unrealized depreciation
08/13/2020	UBS AG	USD	3,540,913	CNH	25,249,719	$(21,528)
08/13/2020	UBS AG	CAD	1,151,731	EUR	761,334	(7,765)
08/13/2020	UBS AG	USD	634,699	GBP	516,024	(4,886)
Subtotal UBS AG						(34,179)
08/13/2020	Northern Trust	USD	556,603	CNH	3,953,482	(1,187)
08/13/2020	Northern Trust	USD	494,447	CNH	3,530,007	(3,596)
08/13/2020	Northern Trust	USD	394,781	GBP	321,420	(3,603)
Subtotal Northern Trust						(8,386)

See Notes to Schedules of Investments.

10    ARIELINVESTMENTS.COM

Schedules of investments (continued)
06/30/20 (UNAUDITED)

Ariel Global Fund (continued)

Contract settlement date	Counterparty	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
08/13/2020	JPMorgan Chase	USD	346,017	CHF	332,921	$(5,844)
08/13/2020	JPMorgan Chase	USD	682,468	CHF	657,314	(12,240)
08/13/2020	JPMorgan Chase	USD	686,365	EUR	622,923	(14,190)
08/13/2020	JPMorgan Chase	USD	504,854	EUR	467,703	(21,137)
08/13/2020	JPMorgan Chase	USD	683,282	EUR	630,512	(25,808)
08/13/2020	JPMorgan Chase	USD	481,807	GBP	393,960	(6,486)
08/13/2020	JPMorgan Chase	USD	355,786	JPY	38,957,271	(5,219)
Subtotal JPMorgan Chase						(90,924)
Subtotal - Open forward currency contracts with unrealized depreciation						$(133,489)
Net unrealized appreciation (depreciation) on forward currency contracts						$(16,211)

(a)	Non-income producing.
(b)	Affiliated company (See Note Three, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of June 30, 2020.

ADR	American Depositary Receipt
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

800.292.7435    11

Notes to the schedules of investments
06/30/20 (UNAUDITED)

NOTE One  |  ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by the Adviser for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two  |  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies related to investments of the Funds held at June 30, 2020.
Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a last sale price or a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) the mean between the bid and ask prices for securities for which reliable bid and ask quotations are available.
Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.
Investments in money market funds are valued at their closing net asset value each business day.
Debt securities having a maturity over 60 days are valued using evaluated prices or matrix pricing methods determined by a pricing service which take into consideration factors such as yield, maturity, ratings, and traded prices in identical or similar securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value.
Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
Fair value measurements—Accounting Standards CodificationTM Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of June 30, 2020, in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$1,611,658,140	$955,430,282	$45,898,465
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$1,611,658,140	$955,430,282	$45,898,465

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Notes to the schedules of investments (continued)
06/30/20 (UNAUDITED)

  Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the   respective Fund.
Ariel International Fund	Level 1	Level 2	Level 3	Total
Common stocks
Communication services	$165,799,064	$—	$—	$165,799,064
Consumer discretionary	58,908,860	—	—	58,908,860
Consumer staples	71,390,966	—	—	71,390,966
Energy	6,254,641	—	—	6,254,641
Financial services	59,485,893	—	—	59,485,893
Health care	86,239,782	—	—	86,239,782
Industrials	12,188,355	—	—	12,188,355
Information technology	19,114,899	—	—	19,114,899
Real estate	5,019,887	—	—	5,019,887
Utilities	45,891,629	—	—	45,891,629
Total common stocks	$530,293,976	$—	$—	$530,293,976
Total investments	$530,293,976	$—	$—	$530,293,976
Other financial instruments
Forward currency contracts^	$—	$2,968,061	$—	$2,968,061
Ariel Global Fund	Level 1	Level 2	Level 3	Total
Common stocks
Consumer services	$22,136,300	$—	$—	$22,136,300
Consumer discretionary	7,689,198	—	—	7,689,198
Consumer staples	8,383,437	—	—	8,383,437
Energy	484,208	—	—	484,208
Financials	10,350,109	—	—	10,350,109
Health care	22,243,454	—	—	22,243,454
Industrials	792,978	—	—	792,978
Information technology	15,804,250	—	—	15,804,250
Real estate	688,567	—	—	688,567
Utilities	3,212,744	—	—	3,212,744
Total common stocks	$91,785,245	$—	$—	$91,785,245
Short-term investments	8,298,333	—	—	8,298,333
Total investments	$100,083,578	$—	$—	$100,083,578
Other financial instruments
Forward currency contracts ^	$—	$(16,211)	$—	$(16,211)

^Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.
Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.
Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as Net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments.
Securities transactions—Securities transactions are accounted for on a trade date basis.

800.292.7435    13

Notes to the schedules of investments (continued)
06/30/20 (UNAUDITED)

NOTE Three  |  TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate of a fund as defined in the 1940 Act. The following transactions were made during the period ended June 30, 2020, with securities that are or were affiliated companies:
	Share activity				Nine months ended June 30, 2020
Security name	Balance September 30, 2019	Purchases/Merger	Sales	Balance June 30, 2020	Value	Dividends credited to income^	Amount of gain (loss) realized on sale of shares	Amount of change in unrealized gain (loss) on shares	Percent of net assets
Ariel Fund
Meredith Corp. (Consumer discretionary & services)	1,010,281	1,639,175	—	2,649,456	$38,549,585	$1,755,951	$—	$(40,190,518)	2.4%
MSG Networks, Inc. (Consumer discretionary & services)	3,692,684	818,400	167,700	4,343,384	43,216,671	—	(1,700,238)	(25,059,441)	2.7
U.S. Silica Holdings, Inc. (Materials & processing)	5,143,389	334,495	—	5,477,884	19,775,161	451,925	—	(31,987,184)	1.2
					$101,541,417	$2,207,876	$(1,700,238)	$(97,237,143)	6.3%
  ^Dividends credited to income were reduced from March 31, 2020 due to reclassifications to unaffiliated income.

14    ARIELINVESTMENTS.COM

Board of trustees

Name and age	Position(s) held with Fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Other directorships
INDEPENDENT TRUSTEES:
William C. Dietrich	Lead Independent Trustee, Chair of Executive Committee, Member of Management Contracts and Audit Committees	Indefinite, until successor elected Trustee since 1986; Member of Management Contracts Committee and Audit Committee since 1986; Lead Independent Trustee and Executive Committee Chair since 2014	Retired Executive Director, Shalem Institute for Spiritual Formation, Inc., 2006 to 2009
Age: 71
Eric H. Holder, Jr.	Trustee, Member of Management Contracts Committee	Indeﬁnite, until successor elected Trustee since 2019; Member of Management Contracts Committee since 2019	Partner, Covington & Burling since 2015; U.S. Attorney General, 2009 to 2015
Age: 69
Christopher G. Kennedy	Trustee, Chair of Audit Committee, Member of Management Contracts, Governance and Executive Committees	Indeﬁnite, until successor elected
Trustee since 1995; Member of Management Contracts Committee since 1995; Audit
		Committee Chair since 2014 (member since 1995); Member of Executive Committee since 2015	Chair, Joseph P. Kennedy Enterprises, Inc. since 2012; Founder and Chair, Top Box Foods since 2012	Interface Inc.; Knoll, Inc.
Age: 56
Kim Y. Lew	Trustee, Member of Management Contracts and Audit Committees	Indeﬁnite, until successor elected Trustee since 2014; Member of Management Contracts Committee and Audit Committee since 2014	Vice President and Chief Investment Ofﬁcer, Carnegie Corporation of New York since 2016; Vice President and Co-Chief Investment Officer, Carnegie Corporation of New York, 2011 to 2016
Age: 53
William M. Lewis, Jr.	Trustee, Chair of Governance Committee, Member of Management Contracts Committee	Indeﬁnite, until successor elected Trustee since 2007; Member of Management Contracts Committee since 2007; Governance Committee Chair since 2019 (member since 2018)	Managing Director and Co-Chair of Investment Banking, Lazard Ltd. since 2004
Age: 64
Stephen C. Mills	Trustee, Member of Management Contracts and Audit Committees	Indeﬁnite, until successor elected Trustee since 2015; Management Contracts Committee since 2015; Audit Committee since 2019	President of Basketball Operations, New York Knicks, 2017 to 2020; NBA Alternate Governor, New York Knicks, 2013 to 2020; General Manager, New York Knicks, 2013 to 2017	Madison Square Garden Sports Corp.
Age: 60
James M. Williams	Trustee, Chair of Management Contracts Committee, Member of Governance Committee	Indeﬁnite, until successor elected Trustee since 2006; Management Contracts Committee Chair since 2007; Member of Governance Committee since 2013	Vice President and Chief Investment Ofﬁcer, J. Paul Getty Trust since 2002	SEI Mutual Funds (Mr. Williams oversees a total of 98 SEI Mutual Fund portfolios)
Age: 72
INTERESTED TRUSTEES:
Mellody L. Hobson	Chair of the Board of Trustees and President, Member of Executive Committee	Indeﬁnite, until successor elected Trustee since 1993; President since 2002; Chair since 2006	Co-CEO since 2019 and President since 2000, Ariel Investments, LLC	Starbucks Corporation; JPMorgan Chase & Co.
Age: 51
John W. Rogers, Jr.	Trustee	Indeﬁnite, until successor elected Trustee since 2000 and from 1986 to 1993	Founder, Chair, Chief Investment Officer since 1983, and Co-CEO since 2019 (formerly CEO, 1983-2019) Ariel Investments, LLC; Lead Portfolio Manager, Ariel Fund since 1986 and Co-Portfolio Manager, Ariel Appreciation Fund since 2002	McDonald’s Corporation; Nike, Inc.; The New York Times Company
Age: 62
Note: Number of portfolios in complex overseen by all Trustees is five. Address for all Trustees is 200 East Randolph Street, Suite 2900, Chicago, IL 60601-6505.

800.292.7435    15

Officers

Name and age	Position(s) held with Fund	Term of office and length of time served	Principal occupation(s) during past 5 years	Other directorships
Mareilé B. Cusack	Vice President, Anti-Money Laundering Ofﬁcer and Secretary	Indeﬁnite, until successor elected Vice President since 2008; Anti-Money Laundering Ofﬁcer since 2010; Secretary since 2014; Assistant Secretary, 2008 to 2014	Chief Privacy Officer, Ariel Investments, LLC since 2019; Senior Vice President, Ariel Investments, LLC since 2012; Anti-Money Laundering Officer, Ariel Investments, LLC since 2010; General Counsel, Ariel Investments, LLC since 2008
Age: 61
Wendy D. Fox	Chief Compliance Ofﬁcer and Vice President	Indeﬁnite, until successor elected Chief Compliance Officer and Vice President since 2014	Senior Vice President, Ariel Investments, LLC, since 2017; Chief Compliance Ofﬁcer, Ariel Investments, LLC since 2004; Vice President, Ariel Investments, LLC, 2004 to 2017
Age: 58
James R. Rooney	Chief Financial Officer, Vice President and Treasurer	Indeﬁnite, until successor elected Chief Financial Officer, Vice President and Treasurer since 2015	Senior Vice President, Fund Administration, Ariel Investments, LLC since December 2017; Vice President, Fund Administration, Ariel Investments, LLC, 2015 to 2017; Vice President, Shareholder Reporting, Fidelity Pricing & Cash Management Services, Fidelity Management, 2007 to 2015
Age: 61
Note: Number of portfolios in complex overseen by all Ofﬁcers is five. Address for all ofﬁcers is 200 East Randolph Street, Suite 2900, Chicago, IL 60601-6505.

16    ARIELINVESTMENTS.COM